Significant Accounting Policies (Details) - Schedule of net loss per share and the weighted average number of shares (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of net loss per share and the weighted average number of shares [Abstract]
Number of shares of common stock used in computing basic and diluted net loss per share	14,341,518	11,171,704
Net loss of shares of common, basic and diluted	$ (0.23)	$ (0.14)